Other Reserves - Summary of Other Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Reserves [Line Items]
Beginning balance	$ 270,616	$ (1,658,642)	$ 1,337,832
Share-based payment – equity-settled	246,764	221,113	218,688
Ending balance	905,621	270,616	(1,658,642)
Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	59,520	467,565	369,275
Movement in cash flow hedge reserve	(8,711)	(27,328)	15,937
(Gain) Loss transferred to the cost of inventory	(844)	2,066	(1,213)
Shares issued - acquisition of a subsidiary			4,808
Remeasurement loss on severance plan			(24)
Share based payments - reverse vesting shares	34,620	(24,486)	26,092
Share-based payment – equity-settled	88,375	61,282	52,690
Non-controlling interest put option		(150,070)
Capital contribution from non-controlling interests		488,863
Acquisition of non-controlling interest		(11,613)
Other	(131)	(2,596)
Ending balance	172,829	59,520	467,565
Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		(744,163)
Changes in Ownership | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(8,666)	(8,666)	(8,666)
Movement in cash flow hedge reserve	0	0	0
(Gain) Loss transferred to the cost of inventory	0	0	0
Shares issued - acquisition of a subsidiary			0
Remeasurement loss on severance plan			0
Share based payments - reverse vesting shares	0	0	0
Share-based payment – equity-settled	0	0	0
Non-controlling interest put option		0
Capital contribution from non-controlling interests		0
Acquisition of non-controlling interest		0
Other	0	0
Ending balance	(8,666)	(8,666)	(8,666)
Changes in Ownership | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		0
Share Based Payments | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	201,923	165,127	86,345
Movement in cash flow hedge reserve	0	0	0
(Gain) Loss transferred to the cost of inventory	0	0	0
Shares issued - acquisition of a subsidiary			0
Remeasurement loss on severance plan			0
Share based payments - reverse vesting shares	34,620	(24,486)	26,092
Share-based payment – equity-settled	88,375	61,282	52,690
Non-controlling interest put option		0
Capital contribution from non-controlling interests		0
Acquisition of non-controlling interest		0
Other	0	0
Ending balance	324,918	201,923	165,127
Share Based Payments | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		0
Cashflow Hedge Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(13,487)	9,223	(2,949)
Movement in cash flow hedge reserve	(8,711)	(24,776)	13,385
(Gain) Loss transferred to the cost of inventory	(844)	2,066	(1,213)
Shares issued - acquisition of a subsidiary			0
Remeasurement loss on severance plan			0
Share based payments - reverse vesting shares	0	0	0
Share-based payment – equity-settled	0	0	0
Non-controlling interest put option		0
Capital contribution from non-controlling interests		0
Acquisition of non-controlling interest		0
Other	0	0
Ending balance	(23,042)	(13,487)	9,223
Cashflow Hedge Reserve | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		0
Merger Relief Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	400,822	400,822	396,014
Movement in cash flow hedge reserve	0	0	0
(Gain) Loss transferred to the cost of inventory	0	0	0
Shares issued - acquisition of a subsidiary			4,808
Remeasurement loss on severance plan			0
Share based payments - reverse vesting shares	0	0	0
Share-based payment – equity-settled	0	0	0
Non-controlling interest put option		0
Capital contribution from non-controlling interests		0
Acquisition of non-controlling interest		0
Other	0	0
Ending balance	400,822	400,822	400,822
Merger Relief Reserve | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		0
Time Value Reserve | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	0	2,552	0
Movement in cash flow hedge reserve	0	(2,552)	2,552
(Gain) Loss transferred to the cost of inventory	0	0	0
Shares issued - acquisition of a subsidiary			0
Remeasurement loss on severance plan			0
Share based payments - reverse vesting shares	0	0	0
Share-based payment – equity-settled	0	0	0
Non-controlling interest put option		0
Capital contribution from non-controlling interests		0
Acquisition of non-controlling interest		0
Other	0	0
Ending balance	0	0	2,552
Time Value Reserve | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		0
Other | Other Reserves
Disclosure Of Other Reserves [Line Items]
Beginning balance	(521,072)	(101,493)	(101,469)
Movement in cash flow hedge reserve	0	0	0
(Gain) Loss transferred to the cost of inventory	0	0	0
Shares issued - acquisition of a subsidiary			0
Remeasurement loss on severance plan			(24)
Share based payments - reverse vesting shares	0	0	0
Share-based payment – equity-settled	0	0	0
Non-controlling interest put option		(150,070)
Capital contribution from non-controlling interests		488,863
Acquisition of non-controlling interest		(11,613)
Other	(131)	(2,596)
Ending balance	$ (521,203)	(521,072)	$ (101,493)
Other | Other Reserves | Farfetch China Holdings Ltd
Disclosure Of Other Reserves [Line Items]
Non-controlling interest put option		$ (744,163)